Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 49,243	€ 49,892
Carrying amount of intangible assets	24,590	21,640
Other intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	1,757
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 16,800	12,700
Weighted average amortization period	10 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 2,100	€ 2,200
Weighted average amortization period	18 years